Summary of Significant Accounting Policies - Useful Lives of Assets (Table) (Details)	12 Months Ended
Dec. 31, 2014
Dry port terminal
Port Terminals and Other Fixed Assets, net
Useful life	5 to 40 years
Oil storage, plant and port facilities for liquid cargoes
Port Terminals and Other Fixed Assets, net
Useful life	5 to 20 years
Other fixed assets
Port Terminals and Other Fixed Assets, net
Useful life	5 to 10 years